Financials UltraSector ProFund Investment Risks - Financials UltraSector ProFund	Jul. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksEstimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexOne and One-HalfTimes (1.5x)the OneYearIndex10%25%50%75%100%-60%-90.0%-74.8%-75.3%-77.0%-79.5%-82.6%-50%-75.0%-64.8%-65.5%-67.8%-71.4%-75.7%-40%-60.0%-53.7%-54.6%-57.7%-62.4%-68.1%-30%-45.0%-41.7%-42.8%-46.7%-52.6%-59.7%-20%-30.0%-28.7%-30.1%-34.8%-42.1%-50.8%-10%-15.0%-14.9%-16.6%-22.3%-30.9%-41.3%0%0.0%-0.4%-2.3%-8.9%-19.0%-31.3%10%15.0%14.9%12.7%5.0%-6.6%-20.7%20%30.0%31.0%28.4%19.7%6.5%-9.7%30%45.0%47.7%44.8%35.0%20.0%1.9%40%60.0%65.0%61.8%50.8%34.1%13.8%50%75.0%83.0%79.5%67.3%48.8%26.3%60%90.0%101.6%97.9%84.3%63.9%39.1%
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 67% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index. The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index rises. The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -30% return on a yearly basis if the annual Index return were -20%. However, as the table shows, with a one-year Index return of -20% and an annualized Index volatility of 50%, the Fund could be expected to return -34.8%.Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.The Index’s annualized historical volatility rate for the five-year period ended July 31, 2025 was 19.78%. The Index’s highest July to July volatility rate during the five-year period was 22.29% (July 29, 2022). The Index’s annualized total return performance for the five-year period ended July 31, 2025 was 19.08%. Historical Index volatility and performance do not predict future Index volatility and performance. For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the instruments in the Index, its weighting of those instruments may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Financials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Financials Industry Risk — The risks of investments in the industry include: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital and liquid assets they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; increased inter-sector consolidation and competition in the financials industry; and volatility in the financial markets and changes in domestic and foreign monetary policy; credit rating downgrades; adverse public perception; exposure concentration and decreased liquidity in credit markets; counterparty risk arising from issuers that serve as counterparties in derivatives or similar contractual arrangements. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials industry as a whole cannot be predicted.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of July 31, 2025, the Index had a significant portion of its value in issuers in the banks and diversified financials industry groups.
Banks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Banks Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; economic conditions; credit rating downgrades; and increased inter-sector consolidation and competition. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Additional bank or financial institution failures may occur in the near term that may limit access to short term liquidity or have adverse impacts to the economy.
Diversified Financials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Diversified Financials Industry Risk — Companies in this industry may be affected by: changes in credit ratings, interest rates, loan losses, the performance of credit and financial markets and the availability and cost of capital funds; and adverse effects from governmental regulation and oversight.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Active Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.